Discontinued Operations (Major Classes of Assets and Liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Current assets of discontinued operations	$ 2,229.1	$ 2,110.0
Noncurrent assets of discontinued operations	6,484.1	6,668.7
Current liabilities of discontinued operations	692.8	637.5
Noncurrent liabilities of discontinued operations	2,742.3	351.6
Elanco Animal Health Incorporated | Discontinued Operations, Disposed of by Sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Inventories	1,013.7	1,062.3
Other current assets	1,215.4	1,047.7
Current assets of discontinued operations	2,229.1	2,110.0
Goodwill	2,980.9	2,992.1
Other intangibles, net	2,453.0	2,674.8
Property and equipment, net	923.4	941.4
Other assets	126.8	60.4
Noncurrent assets of discontinued operations	6,484.1	6,668.7
Current liabilities of discontinued operations	692.8	637.5
Long-term debt	2,443.3	0.5
Other liabilities	299.0	351.1
Noncurrent liabilities of discontinued operations	$ 2,742.3	$ 351.6